Net Income (Loss) per Share Attributable to Common Stockholders (Details) - Schedule of Basic and Diluted Loss per Share - USD ($)	3 Months Ended						9 Months Ended		10 Months Ended	12 Months Ended
	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	Feb. 29, 2024	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2023
Schedule of Basic and Diluted Loss per Share [Abstract]
Net Income (loss)	$ (5,306)	$ (740)	$ (416)	$ (269)	$ (385)	$ (150)	$ (6,463)	$ (803)	$ (8,687)	$ 8,614,602
Basic weighted-average common shares outstanding	11,698,789			6,306,496			8,075,238	6,142,893
Basic net income (loss) per common share	$ (0.45)			$ (0.04)			$ (0.8)	$ (0.13)